SCHEDULE OF MINIMUM LEASE PAYMENTS UNDER NON- CANCELABLE LEASES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Leases
2023	$ 66,311
2024	43,303
Total operating lease payments	109,614
Less: imputed interest	(3,280)
Present value of lease liabilities	$ 106,334	$ 130,034